Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Comm. Social Resp.	Total Payments
Upstream
Total		$ 1,121,090	$ 1,040	$ 65,410	$ 15,570		$ 1,000	$ 1,204,110
Upstream | Colombia | ANH
Total		1,121,090		970	$ 15,570			1,137,630
Upstream | Colombia | ANLA
Total			1,040				380	1,420
Upstream | Colombia | Agencia Nacional de Hidrocarburos
Total				3,180				3,180
Upstream | Colombia | Fondo Nacional Ambiental (FONAM)
Total							$ 620	620
Upstream | Colombia | Colombia
Total				$ 61,260				61,260
Ecopetrol America LLC
Total		17,600						17,600
Ecopetrol America LLC | United States | United States
Total		17,600						17,600
Hocol
Total	$ 98,060	74,340						172,400
Hocol | Colombia | Colombia
Total	98,060	74,340						172,400
Transition Energies
Total		268,080				$ 2,680		270,760
Transition Energies | Colombia | Colombia
Total		$ 268,080				2,680		270,760
OBC
Total	20,680							20,680
OBC | Colombia | Colombia
Total	20,680							20,680
ODL
Total	60,840							60,840
ODL | Colombia | Colombia
Total	68,140							68,140
ODC
Total	68,140							68,140
ODC | Colombia | Colombia
Total	60,840							60,840
OCENSA
Total	423,960					3,000		426,960
OCENSA | Colombia | Colombia
Total	423,960					3,000		426,960
CENIT
Total	271,220					1,370		272,590
CENIT | Colombia | Colombia
Total	271,220					$ 1,370		272,590
Ecopetrol S.A.
Total	102,670		1,846,910					1,949,580
Ecopetrol S.A. | Colombia | Colombia
Total	102,670		$ 1,846,910					1,949,580
Ecopetrol Trading Asia
Total	9,540							9,540
Ecopetrol Trading Asia | Singapur | Singapur
Total	$ 9,540							$ 9,540